Fair Value Measurements (Details) - Schedule of fair value of the derivative warrant liabilities - USD ($)	3 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021
Fair Value Measurements (Details) - Schedule of fair value of the derivative warrant liabilities [Line Items]
Derivative warrant liabilities at beginning balance	$ 15,495,080	$ 14,724,600
Issuance of Public and Private Warrants			14,995,760
Change in fair value of derivative warrant liabilities	(5,349,490)	11,225,560	(271,160)
Transfer to Level 1		(10,455,080)
Derivative warrant liabilities at ending balance	10,145,590	15,495,080	14,724,600
Public [Member]
Fair Value Measurements (Details) - Schedule of fair value of the derivative warrant liabilities [Line Items]
Derivative warrant liabilities at beginning balance		5,801,650
Issuance of Public and Private Warrants			5,948,230
Change in fair value of derivative warrant liabilities		4,653,430	(146,580)
Transfer to Level 1		(10,455,080)
Derivative warrant liabilities at ending balance			5,801,650
Private [Member]
Fair Value Measurements (Details) - Schedule of fair value of the derivative warrant liabilities [Line Items]
Derivative warrant liabilities at beginning balance	15,495,080	8,922,950
Issuance of Public and Private Warrants			9,047,530
Change in fair value of derivative warrant liabilities	(5,349,490)	6,572,130	(124,580)
Transfer to Level 1
Derivative warrant liabilities at ending balance	$ 10,145,590	$ 15,495,080	$ 8,922,950